SHORT TERM INVESTMENTS	12 Months Ended
Dec. 31, 2016
SHORT TERM INVESTMENTS [Abstract]
SHORT TERM INVESTMENTS
5. SHORT TERM INVESTMENTS

Short term investments consist of held-to-maturity investments and available-for-sale investments.

Held to maturity investments

Held-to-maturity investments consist of various fixed-income financial products purchased from Chinese commercial banks, which are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from thirty to sixty-two days, with contractual maturity dates from January 5, 2017, to February 8, 2017 and annual interest rates ranging from 3.50% to 4.50%. They are classified as short term investments on the consolidated balance sheets as its contractual maturity dates are less than one year. The repayments of principal of the financial products are not guaranteed by the Chinese commercial banks from which the fixed income financial products were purchased. Historically, the Company has received the principal and the interest in full upon maturity of these investments.

While these fixed-income financial products are not publicly traded, the Company estimated that their fair value approximate their amortized costs considering their short term maturities and high credit quality. No OTTI loss was recognized for the year ended December 31 2016.

Available-for-sale investments

Investments other than held-to-maturity are classified as available-for-sale investments, which consist of various adjustable-income financial products purchased from Chinese commercial banks. All the available for sale investments did not have maturity date. They are classified as short-term investments on the consolidated balance sheets as management intend to hold them for a period less than one year.

Available-for-sale securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. The aging of all the available-for-sale investments were less than 12 months as of December 31, 2016. No OTTI loss was recognized for the year ended December 31 2016.

Short-term investments consisted of the following:

	As of December 31,
	2015	2016
	RMB	RMB

Held-to-maturity investments	151,790	64,700
Available-for-sale investments	103,602	174,811
Total	255,392	239,511

The amortized cost, gross unrecognized holding gains and losses, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments as of December 31, 2015 and 2016, are reflected in the tables below:

	As of December 31, 2015
	Amortized Cost	Gross unrecognized holding gains	Gross unrecognized holding loss	Gross unrealized gain in accumulated other comprehensive income	Estimated Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	151,790	-	-	-	151,790

Available-for-sale investments
Adjustable-rate financial products	102,290	-	-	1,312	103,602

	As of December 31, 2016
				Gross unrealized
		Gross	Gross	gain in accumulated
	Amortized	unrecognized	unrecognized	other comprehensive	Estimated
	Cost	holding gains	holding loss	income	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	64,700	-	-	-	64,700

Available-for-sale investments
Adjustable-rate financial products	171,163	-	-	3,648	174,811

Gross realized gains and losses on available-for-sale investments for years ended December 31, 2014, 2015 and 2016 were as follows:

	Years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Gross realized gains on sales	-	1,971	4,329	624
Gross realized loss on sales	-	(4,757)	-	-
(Losses) gains on sale of available-for-sale investments	-	(2,786)	4,329	624

Interest income recognized on held-to-maturity investments for years ended December 31, 2014, 2015 and 2016 were as follows:

	Year Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	USD

Interest income recognized on held-to-maturity investments	-	7,027	4,078	587